Investments in associates and joint arrangements - Reconciliation of summarised financial information (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 25, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of financial position
Impairment loss		€ 0	€ (1,685)	€ (3,525)
Goodwill		31,731	31,378
Investment in joint ventures		4,249	5,323
Profit/(loss) for the financial year		536	(455)	(7,644)
Share of (loss)/profit		488	246	216
Share of (loss)/profit		(146)	(2,751)	(1,124)
Safaricom Limited
Statement of financial position
Equity Investment In Joint Venture		1,045	1,212
Interest in joint ventures		418	485
Impairment loss		0
Goodwill		3	3
Transfer of assets held for sale		0
Investment proportion not recognised		0
Investment in joint ventures		421	488
Profit/(loss) for the financial year		542	619	535
Share of (loss)/profit		217	247	214
(Loss)/profit proportion not recognised		0
Share of (loss)/profit		217	247	214
Dividends received from investments accounted for using equity method, classified as investing activities		171	261
Vodafone Idea Limited
Statement of financial position
Interest in joint ventures		(2,493)	(1,543)
Impairment loss		(250)	(261)
Goodwill		0
Transfer of assets held for sale		0
Investment proportion not recognised		2,743	1,804
Investment in joint ventures		0
Profit/(loss) for the financial year		(2,354)	(9,880)	(1,997)
Share of (loss)/profit		(1,045)	(4,386)	(903)
(Loss)/profit proportion not recognised		1,045	1,840
Share of (loss)/profit		€ 0	€ (2,546)	(903)
Ownership interest in joint venture		44.40%	44.40%
VodafoneZiggo Group Holding B.V.
Statement of financial position
Equity Investment In Joint Venture		€ 2,380	€ 3,260
Interest in joint ventures		1,190	1,630
Impairment loss		0	(1,685)	(3,525)
Goodwill		0
Transfer of assets held for sale		0
Investment proportion not recognised		0
Investment in joint ventures		1,190	1,630
Profit/(loss) for the financial year		(464)	(128)	(478)
Share of (loss)/profit		(232)	(64)	(239)
(Loss)/profit proportion not recognised		0
Share of (loss)/profit		(232)	(64)	(239)
Dividends received from investments accounted for using equity method, classified as investing activities		€ 209	€ 148	200
Ownership interest in joint venture		50.00%	50.00%
INWIT S.p.A.
Statement of financial position
Equity Investment In Joint Venture		€ 8,801	€ 8,917
Interest in joint ventures		2,920	3,345
Impairment loss		0
Goodwill		0
Transfer of assets held for sale		0
Investment proportion not recognised		0
Investment in joint ventures		2,920	€ 3,345
Profit/(loss) for the financial year		10
Share of (loss)/profit		3
(Loss)/profit proportion not recognised		0
Share of (loss)/profit		3
Dividends received from investments accounted for using equity method, classified as investing activities		€ 42
Ownership interest in joint venture		33.20%	37.50%
Indus Towers Limited
Statement of financial position
Equity Investment In Joint Venture		€ 3,083	€ 566
Interest in joint ventures		867	238
Impairment loss		0
Goodwill		342	528
Transfer of assets held for sale		(1,257)
Investment proportion not recognised		48
Investment in joint ventures		0	766
Profit/(loss) for the financial year		808	44	178
Share of (loss)/profit		306	19	75
(Loss)/profit proportion not recognised		(32)		(20)
Share of (loss)/profit		274	19	55
Dividends received from investments accounted for using equity method, classified as investing activities		201	0	141
Ownership interest in joint venture	42.00%
TPG Telecom Limited
Statement of financial position
Equity Investment In Joint Venture		3,121	(2,047)
Interest in joint ventures		50	(1,024)
Impairment loss		0
Goodwill		54	94
Transfer of assets held for sale		0	412
Investment proportion not recognised		0	52
Investment in joint ventures		104
Investment in joint ventures			(466)
Profit/(loss) for the financial year		440	(141)	(75)
Share of (loss)/profit		98	(70)	(38)
(Loss)/profit proportion not recognised		0	35	15
Share of (loss)/profit		€ 98	(35)	(23)
Ownership interest in joint venture		25.10%
Other
Statement of financial position
Investment in joint ventures		€ 35	48
Share of (loss)/profit		€ (15)	€ (125)	€ (14)